Consolidated Balance Sheet - GBP (£) £ in Millions		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Non-current assets
Goodwill	[1]	£ 7,388.8	£ 10,110.6		£ 13,132.6
Other		1,389.3	1,468.8	[1]	1,842.0	[1]
Property, plant and equipment		790.9	876.0	[1]	1,083.0	[1]
Right-of-use assets		1,504.5	1,734.5	[1]	1,895.1
Interests in associates and joint ventures		330.7	813.0	[1]	796.8	[1]
Other investments		387.3	498.3	[1]	666.7	[1]
Deferred tax assets		212.9	187.9	[1]	153.0	[1]
Corporate income tax recoverable		24.8
Trade and other receivables		156.2	137.6	[1]	180.0	[1]
Non-current assets		12,185.4	15,826.7	[1]	17,854.1	[1]
Current assets
Corporate income tax recoverable		133.1	165.4	[1]	198.7	[1]
Trade and other receivables		10,972.3	11,822.3	[1]	13,101.5	[1]
Cash and short-term deposits		12,899.1	11,305.7	[1]	11,065.8	[1]
Subtotal of current assets before including assets classified as held for sale		24,004.5	23,293.4	[1]	24,366.0	[1]
Assets classified as held for sale			485.3	[1]
Total of current assets after including assets classified as held for sale		24,004.5	23,778.7	[1]	24,366.0	[1]
Current liabilities
Trade and other payables		(13,859.7)	(14,188.1)	[1]	(15,021.9)	[1]
Corporate income tax payable		(330.9)	(499.9)	[1]	(545.9)	[1]
Short-term lease liabilities		(323.8)	(302.2)	[1]
Bank overdrafts, bonds and bank loans		(8,619.2)	(8,798.0)	[1]	(9,447.7)	[1]
Current liabilities other than liabilities included in disposal groups classified as held for sale		(23,133.6)	(23,788.2)	[1]	(25,015.5)	[1]
Liabilities associated with assets classified as held for sale			(170.4)	[1]
Total of current liabilities after including liabilitites associated with assets as held for sale		(23,133.6)	(23,958.6)	[1]	(25,015.5)	[1]
Net current assets/(liabilities)		870.9	(179.9)	[1]	(649.5)	[1]
Total assets less current liabilities		13,056.3	15,646.8	[1]	17,204.6	[1]
Non-current liabilities
Bonds and bank loans		(4,975.5)	(4,047.3)	[1]	(5,634.8)	[1]
Trade and other payables		(313.5)	(449.6)	[1]	(810.0)	[1]
Corporate income tax payable		(1.3)
Deferred tax liabilities		(304.1)	(379.8)	[1]	(479.5)	[1]
Provision for post-employment benefits		(156.7)	(159.0)	[1]	(184.3)	[1]
Provisions for liabilities and charges		(306.3)	(247.8)	[1]	(311.7)	[1]
Long-term lease liabilities		(1,832.5)	(1,947.5)	[1]
Non-current liabilities		(7,889.9)	(7,231.0)	[1]	(7,420.3)	[1]
Net assets		5,166.4	8,415.8	[1]	9,784.3	[1]
Equity
Called-up share capital		129.6	132.8	[1]	133.3	[1]
Share premium account		570.3	570.3	[1]	569.7	[1]
Other reserves		196.0	(169.9)	[1]	962.4	[1]
Own shares		(1,118.3)	(1,178.7)	[1]	(1,255.7)	[1]
Retained earnings		5,070.7	8,689.9	[1]	8,950.2	[1]
Equity shareholders' funds		4,848.3	8,044.4	[1]	9,359.9	[1]
Non-controlling interests		318.1	371.4	[1]	424.4	[1]
Total equity	[1]	£ 5,166.4	£ 8,415.8		£ 9,784.3

[1]	Figures have been restated as described in the accounting policies.